UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21748

Bread & Butter Fund, Inc.

(Exact name of registrant as specified in charter)

3633 Hill Road 3rd Floor

Parsippany, NJ 07054

(Address of principal executive offices)

 (Zip code)

James B. Potkul

Potkul Capital Management LLC

3633 Hill Road 3rd Floor

Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: (973) 331-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Bread & Butter Fund

22ND CENTURY GROUP INC.

Ticker Symbol:XXII	Cusip Number:90137F103
Record Date: 3/2/2018	Meeting Date: 4/27/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 01. Henry Sicignano 02. Richard M Sanders	For	Issuer	For	With
2	Approve on an advisory basis the 2017 compensation of the company's names executive officers disclosed in the executive compensation section and the related compensation tables in the proxy statement for the coimopany's 2018 annual meeting of stockholders	Against	Issuer	For	Against
3	Ratify the appointment of Freed Maxick CPAs as the independent registered public accounting firm for the fiscal year 2018	For	Issuer	For	With

AMERICAN INTERNATIONAL GROUP INC

Ticker Symbol:AIG	Cusip Number:026874784
Record Date: 3/19/2018	Meeting Date: 5/9/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1a. W Don Cornwell 1b. Brian Dupperreault 1c. John H Fitzpatrick 1d. William G Jurgensen 1e. Christopher S Lynch 1f. Henry S Miller 1g. Linda A Mills 1h. Suzanne Nora Johnson 1i. Ronald A Rittenmeyer 1j. Douglas M Steenland 1k. Theresa M Stone	For	Issuer	For	With
2	To vote on a non-binding advisory basis to approve executive compensation	Against	Issuer	For	Against
3	To act upon a proposal to ratify the selection of PricewaterhouseCoopers LLP as AIG's independent registered public accounting firm for 2018	For	Issuer	For	With

AMERISOURCEBERGEN CORP

Ticker Symbol:ABC	Cusip Number:03073E105
Record Date: 1/2/2018	Meeting Date: 3/1/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1a. Ormall Barra 1b. Steven H Collins 1c. Douglas R Conant 1d. D Mark Durcan 1e. Richard W Gochnauer 1f. Lon R Greenberg 1g. Jane E Henney 1h. Kathleen W Hyle 1i. Michael J Long 1j. Henry W McGee	For	Issuer	For	With
2	Ratification of appointment of Ernst & Young as our independent public accounting firm for fiscal year 2018	For	Issuer	For	With
3	Advisory vote to approve the compensation of our named executive officers	For	Issuer	For	With
4	Approval of an amendment and restatement of the AmerisourceBergen Corp 2011 employee stock purchase plan	For	Issuer	For	With
5	to urge the Board of Directors to adopt a policy that the chairman of the board be an independent director	Against	Stockholder	Against	With
6	regarding the ownership threshold for calling special meetings of stockholders	Against	Stockholder	Against	With
7	to urge the Board of Directors to adopt a policy to disclose certain incentive compensation clawbacks	For	Stockholder	Against	Against
8	to urge the Board of Directors to report to stockholders on governance measures implemented related to opoids	Against	Stockholder	Against	With

BANK OF AMERICA

Ticker Symbol:BAC	Cusip Number:060505104
Record Date: 3/2/2018	Meeting Date: 4/25/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1a. Sharon L Allen 1b. Susan A Bies 1c. Jack O Bovender Jr. 1d. Frank P Bramble Sr. 1e. Pierre J P deWeck 1f. Arnold W Donald 1g. Linda P Hudson 1h. Monica C Lozano 1i. Thomas J May 1j. Brian T Moynihan 1k. Lionel L Nowell III 1l. Michael D White 1m. Thomas D Woods 1n. R David Yost 1o. Maria T Zuber	For	Issuer	For	With
2	Approving executive compensation an advisory non-binding say on pay resolution	For	Issuer	For	With
3	Ratifying the appointment of our independent registered public accounting firm for 2018	For	Issuer	For	With
4	Independent Chairman of the Board	Against	Stockholder	Against	With

BARRICK GOLD CORP

Ticker Symbol:ABX	Cusip Number:067901108
Record Date: 2/23/2018	Meeting Date: 4/24/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 01. M I Benitez 02. G A Cisneros 03. G G Clow 04. K P M Dushnisky 05. J M Evans 06. B L Greenspun 07. J B Harvey 08. P A Hattler 09. N H O Lockhart 10. P Marcet 11. A Munk 12. J R S Prichard	For	Issuer	For	With
2	Resolution approving the appointmentof PricewaterhouseCoopers LLP as the auditor of Barrick and authorizing the directors to fix its remuneration	For	Issuer	For	With
3	Advisory resolution on approach to executive compensation	For	Issuer	For	With

BERKSHIRE HATHAWAY INC

Ticker Symbol:BRK-B	Cusip Number:084670702
Record Date: 3/7/2018	Meeting Date: 5/5/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 01. Warren E Buffett 02. Charles T Munger 03.Gregory E Abel 04. Howard G Buffett 05. Stephen B Burke 06. Susan L Decker 07. William H Gates 08. David S Gottesman 09. Charlotte Guyman 10. Ajit Jain 11. Thomas S Murphy 12. Ronald L Olson 13. Walter Scott Jr. 14. Meryl B Witmer	For	Issuer	For	With
2	Proposal regarding methane gas emissions	Against	Stockholder	Against	With
3	Regarding the adoption of a policy to encourage Berkshire subsidiaries to issue annual sustainability reports	Against	Stockholder	Against	With

BRF SA

Ticker Symbol:BRFS	Cusip Number:10552T107
Record Date: 4/2/2018	Meeting Date: 4/26/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To examine, discuss and vote on the Management report, financial statements and other documents related to the fiscal year December 31, 2017	For	Issuer	For	With
2	To set all global remuneration of the officers, directors and executive management for the 2018 financial year	For	Issuer	For	Against
3A	To elect the members of the fiscal council: Effective member Attilo Guaspari Alternative member Susanna Hanna Stiphan Jabra	Against	Issuer	For	Against
3B	To elect the members of the fiscal council: effective member Marcus Vinicius Dias Severini Alternative member Marcos Tadeu de Siqueira	Against	Issuer	For	Against
3C	To elect them members of the fiscal council: Effective member Andre Vicentini alternative member Valdecyr Maciel Gomes	Against	Issuer	For	Against
4	To set the global remuneration of the members of the fiscal council for the 2018 financial year	For	Issuer	For	With
5	Removal of all members of the Board of Directors	For	Issuer	For	With
6	Approval of the number of 10 members to compose the Board of Directors	For	Issuer	For	With
6a1	Slate 1 appoinmted by the Board of Directors	Against	Issuer	For	Against
6a2.	If one of the candidates that comprise the slate fails to integrate it, can your vote continue to be awarded to the chosen state	Against	Issuer	For	Against
6a3	In case of adoption of the multiple vote process to distribute your votes in equal percentages by the members of the chosen slate	Against	Issuer	For	Against
6b1	Slate 2 appointed by Previ and Petros	For	Issuer	For	With
6b2	If one of the candidates that comprise the slate fails to integrate it, can your votes continue to be awarded to the chosen slate?	For	Issuer	For	With
6b3	In case of adoption of multiple vote process to distribute your votes in equal percentages by the members of the chosen slate	For	Issuer	For	With
7a	Election of the Chairman and Vice Chairman of the board of directors: Candidates Slate 1	Against	Issuer	For	Against
7b	Election of the Chairman and Vice Chairman of the board of directors: Candidates Slate 2	For	Issuer	Against	Against
8	Amend article 30 of the company's bylaws as to provide that the meetings of the fiscal council are held periodically in terms of the internal rules of the body	For	Issuer	For	With
9	Consolidate the company's bylaws	For	Issuer	For	With

BRF SA

Ticker Symbol:BRFS	Cusip Number:10552T107
Record Date: 5/9/2018	Meeting Date: 5/25/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Rectify the amount of the annual global compensation of the Board of Directors and Board of Directors for the 2018 fiscal year	For	Issuer	For	With
2	Modify the company's restricted shares plan	Against	Issuer	For	Against
3	To authorize the execution of indemnity agreements between the company and the current members of the Board of Directors	For	Issuer	For	With

CHINA MOBILE LTD

Ticker Symbol:CHL	Cusip Number:16941M109
Record Date: 4/4/2018	Meeting Date: 5/17/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To receive and consider the audited statements and the reports of the directors and auditors of the company and its subsidiaries for the year ended 31 December 2017	For	Issuer	For	With
2	To declare a final dividend for the year ended 31 December 2017	For	Issuer	For	With
3	Re-election of executive Director: 1. Shang Bing 2. Li Yue 3. Sha Yuejia	For	Issuer	For	With
4	To appoint PricewaterhouseCoopers Zhong Tian LLP as the auditors of the group for Hong Kong financial reporting and US financial reporting purposes and to authorize the directors to fix their remuneration	For	Issuer	For	With
5	To give a general mandate to the directors of the Company to buy back shares in the Company not exceeding 10% of the number of issued shares in accordance with ordinary resolution number 5 as set out in the AGM Notice.	For	Issuer	For	With
6	To give a general mandate to the directors of the Company to issue, allot and deal with additional shares in the Company not exceeding 20% of the number of issued shares in accordance with ordinary resolution number 6 as set out in the AGM Notice.	For	Issuer	For	With
7	To extend the general mandate granted to the directors of the Company to issue, allot and deal with sharesbythenumberofsharesboughtbackinaccordancewithordinaryresolutionnumber7asset out in the AGM Notice.	For	Issuer	For	With

CHIPMOS TECHNOLOGIES INC

Ticker Symbol:IMOS	Cusip Number:16965P103
Record Date: 4/27/2018	Meeting Date: 6/26/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Adoption of the financial reports for fiscal year 2017	For	Issuer	For	With
2	Adoption of the earnings distribution proposal for fiscal year 2017	For	Issuer	For	With
3	Proposal of Capital reduction	For	Issuer	For	With
4	To release restrictions under article 209 of the company act regarding non-compete of directors	For	Issuer	For	With

CHIPMOS TECHNOLOGIES INC

Ticker Symbol:IMOS	Cusip Number:16965P103
Record Date: 4/27/2018	Meeting Date: 6/26/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Adoption of the financial reports for fiscal year 2017	For	Issuer	For	With
2	Adoption of the earnings distribution proposal for fiscal year 2017	For	Issuer	For	With
3	Proposal of Capital reduction	For	Issuer	For	With
4	To release restrictions under article 209 of the company act regarding non-compete of directors	For	Issuer	For	With

CONSOLIDATED-TOMOKA LAND CO.

Ticker Symbol:CTO	Cusip Number:210226106
Record Date: 3/2/2018	Meeting Date: 4/25/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 01. Elizabeth N Cohernour 02. Evan H Ho 03. David J Winters	For	Issuer	For	With
2	Ratification of the appointment of Grant Thorton as the company's independent registered public accounting firm for the fiscal year ending December 31, 2018	Abstained	Issuer	N/A	Against
3	Advisory executive compensation vote	Against	Issuer	For	Against
4	Amended and restated 2010 equity incentive plan vote	Against	Issuer	For	Against
5	Proposal to narrow the discount between the NAV and the company's share price	For	Stockholder	Against	Against

CONSOLIDATED-TOMOKA LAND CO.

Ticker Symbol:CTO	Cusip Number:210226106
Record Date: 3/2/2018	Meeting Date: 4/25/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 01. John P Albright 02. Laura M Franklin 03. Christopher W Haga 04. William L Olivari 05. Howard C Serkin 06. Thomas P Warlow III 07. Casey R Wold	Against	Issuer	For	Against
2	Ratification of the appointment by our audit committe of Grant Thornton LLP as our independent registered public accounting firm for fiscal year 2018	Abstained	Issuer	For	Against
3	Advisory executive compensation vote	Against	Issuer	For	Against
4	Amended and restated 2010 equity incentive plan vote	Against	Issuer	For	Against
5	Proposal to narrow the discount between the NAV and the company's share price	For	Stockholder	N/A	N/A

DAWSON GEOPHYSICAL COMPANY

Ticker Symbol:DWSN	Cusip Number:239360100
Record Date: 3/21/2018	Meeting Date: 5/1/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 01. William J Barrett 02. Craig W Cooper 03. Gary M Hoover PhD 04. Stephen C Jumper 05. Michael L Kiofas 06. Ted R North 07. Mark A Vander Ploeg 08. Wayne A Whitener	For	Issuer	For	With
2	To ratify the appointment of RSM US LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2018	For	Issuer	For	With
3	To approve a non-binding advisory resolution on the compensation of the named executive officers as disclosed in the proxy statement of the company for the 2018 annual meeting of shareholders	For	Issuer	For	With
4	To vote on a non-binding advisory basis on the frequency of the advisory vote on compensation of the named executive officers 1 year	For	Issuer	For	With

GILEAD SCIENCES INC

Ticker Symbol:GILD	Cusip Number:375558103
Record Date: 3/16/2018	Meeting Date: 5/9/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1a. John F Cogan PhD 1b. Jacqueline K Barton PhD 1c. Kelly A Kramer 1d. Kevin E Lofton 1e. John C Martin PhD 1f. John F Milligan PhD 1g. Richard J Whitley MD 1h. Gayle E Wilson 1i. Per Wold-Olsen	For	Issuer	For	With
2	To ratify the selection of Ernst & Young LLP by the Audit committee of the Board of Directors as the independent registered public accounting firm of Gilead for the fiscal year ending December 31, 2018	For	Issuer	For	With
3	To approve on an advisory basis the compensation of our named executives as presented in the proxy statement	Against	Issuer	For	Against
4	Requesting that the Board adopt a policy that the Chairman of the Board of Directors be an independent director	Against	Stockholder	Against	With
5	Requesting that the Board take steps to permit stockholder action by written consent	Against	Stockholder	Against	With

JOHNSON & JOHNSON

Ticker Symbol:JNJ	Cusip Number:478160104
Record Date: 2/27/2018	Meeting Date: 4/26/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1a. Mary C Beckerle 1b. D Scott Davis 1c. Ian E L Davis 1d. Jennifer A Doudna 1e. Alex Gorsky 1f. Mark B McCleelan 1g. Anne M Mulcahy 1h. William D Perez 1i. Charles Prince 1j. A Eugene Washington 1k. Ronald A Williams	For	Issuer	For	With
2	Advisory vote to approve named executive officer compensation	For	Issuer	For	With
3	Ratification of appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for 2018	For	Issuer	For	With
4	Accounting for litigation and compliance in executive compensation performance measures	Against	Stockholder	Against	With
5	Amendment to shareholder ability to call special shareholder meeting	Against	Stockholder	Against	With

PHILIP MORRIS INTERNATIONAL INC.

Ticker Symbol:PM	Cusip Number:718172109
Record Date: 3/16/2018	Meeting Date: 5/9/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1a. Harold Brown 1b. Andre Calantzopoulos 1c. Louis C Camilleri 1d. Massimo Ferragamo 1e. Werner Geissler 1f. Lisa A Hook 1g. Jennifer Li 1h. Jun Makihara 1i. Sergio Marchionne 1j. Kalpana Morparia 1k. Lucio A Noto 1l. Frederik Paulsen 1m. Robert B Polet	For	Issuer	For	With
2	Advisory vote approving executive compensation	Against	Issuer	For	Against
3	Ratification of the selection of independent auditors	For	Issuer	For	With

TYSON FOODS INC

Ticker Symbol:TSN	Cusip Number:902494103
Record Date: 12/11/2017	Meeting Date: 2/8/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1a. John Tyson 1b. Gaurdie E Banister Jr. 1c. Dean Banks 1d. Mike Beebe 1e. Mikel A Durham 1f. Tom Hayes 1g. Kevin M McNamara 1h. Cheryl S Miller 1i. Jeffrey K Schomburger 1j. Robert Thurber 1k. Barbara A Tyson	For	Issuer	For	With
2	To ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the fiscal year ending September 29,2018	For	Issuer	For	With
3	To approve the amendment and restatement of the Tyson Foods Inc 2000 stock incentive plan	For	Issuer	For	With
4	to request a report disclosing the policy and procedures, expenditures, and other activities related to lobbying and grassroots lobbying communications	Against	Stockholder	Against	With
5	to adopt and implement a water stewardship policy at company and supplier facilities	Against	Stockholder	Against	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bread & Butter Fund, Inc.

By /s/James B. Potkul

* /s/James B. Potkul

President/Principal Financial Officer

Date: August 27, 2018

*Print the name and title of each signing officer under his or her signature.